Strategic Funding (Tables)	12 Months Ended
Dec. 31, 2023
Strategic Funding [Abstract]
Schedule of Long-Term Loan to Cash Flow from Financing Activities	Reconciliation of movements of long-term loan to cash flow from financing activities is as follows:
	December 31
	2023	2022
	U.S. dollars in thousands
Balance at the beginning of year	1,223	-
Changes from financing cash flows:
Long-term loans received	888	1,667
Long-term loans payments (interest and principal)	(915)	(247)
Payments related to extinguishment of long-term loans	(134)	-
Non-cash changes:
Allocation of transaction costs to equity	(158)	(369)
Finance expenses, net	188	172
Balance at the end of year	1,092	1,223